SHARE-BASED COMPENSATION	6 Months Ended
Jun. 28, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
SHARE-BASED COMPENSATION
SHARE-BASED COMPENSATION

Total compensation cost recognized in the consolidated statements of operations for the Company's stock-based awards were as follows (in thousands):

	Successor	Predecessor	Successor	Predecessor
	For the Three Months Ended June 28, 2013	For the Three Months Ended June 29, 2012	For the Six Months Ended June 28, 2013	For the Six Months Ended June 29, 2012
Share-based compensation expense	$1,298	$1,499	$2,532	$2,668

As of June 28, 2013, there was $13.9 million of total unrecognized share-based compensation expense related to unvested share-based payment awards. The expense is expected to be recognized over a weighted-average period of 3.9 years.

During the three months ended June 28, 2013, the Company granted 4,348 time-based option awards with a weighted-average grant date fair value of $123.39 and 4,348 performance-based stock option awards, with a weighted-average grant date fair value of $122.03, under the Interline Brands, Inc. 2012 Option Plan (the "2012 Plan"). During the three months ended June 29, 2012, the Company granted 34,328 stock options, with a weighted-average grant date fair value of $7.14, under the 2004 Equity Incentive Plan (the "2004 Plan").

During the six months ended June 28, 2013, the Company granted 8,860 time-based option awards with a weighted-average grant date fair value of $123.55 and 4,939 performance-based stock option awards, with a weighted-average grant date fair value of $121.96, under the 2012 Plan. During the six months ended June 29, 2012, the Company granted 241,489 stock options, with a weighted-average grant date fair value of $7.84, under the 2004 Plan.

See Note 14 of the 2012 Annual Report on Form 10-K for a description of the 2004 and 2012 Plans. The fair values of stock options were estimated at the date of grant using the Black-Scholes option-pricing model. The Black-Scholes weighted-average assumptions were as follows:

	Successor		Predecessor	Successor		Predecessor
	For the Three Months Ended June 28, 2013		For the Three Months Ended June 29, 2012	For the Six Months Ended June 28, 2013		For the Six Months Ended June 29, 2012
	Time-Based Awards	Performance-Based Awards	Time-Based Awards	Time-Based Awards	Performance-Based Awards	Time-Based Awards
Stock price	$255.00	$255.00	N/A	$255.00	$255.00	N/A
Expected volatility	48.6%	48.9%	43.5%	48.6%	49.0%	43.5%
Expected dividends	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%
Risk-free interest rate	1.1%	1.1%	0.8%	1.2%	1.1%	0.9%
Expected life (in years)	6.5	6.3	5.0	6.5	6.3	5.0

A summary of stock options activity under the 2012 Plan for the six months ended June 28, 2013 is presented below:

	Successor
	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value(1)
			(in years)	(in thousands)
Outstanding at December 28, 2012	198,753	$219.72
Granted	13,799	$255.00
Forfeited	1,266	$255.00
Outstanding at June 28, 2013	211,286	$221.81	7.6	$7,013
Vested or expected to vest at June 28, 2013	209,381	$221.51	7.6	$7,013
Exercisable at June 28, 2013	65,079	$147.24	3.8	$7,013
____________________

(1)	The aggregate intrinsic value represents the amount by which the fair value of the underlying stock at period end exceeds the stock option exercise price.

During the three months ended June 28, 2013, there were no stock options exercised. During the three months ended June 29, 2012, there were 78,610 stock options exercised with an intrinsic value of $0.6 million.

During the six months ended June 28, 2013, there were no stock options exercised. During the six months ended June 29, 2012, there were 155,369 stock options exercised with an intrinsic value of $1.4 million.